PREPAID EXPENSES, OTHER CURRENT ASSETS AND ACCRUED EXPENSES - Prepaid expenses (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Oct. 02, 2020	Dec. 31, 2019
Prepaid expenses and other current assets
Offering Costs			$ 13,161,756
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
Prepaid expenses and other current assets
Offering Costs	$ 5,418,630	$ 3,071,282
Predecessor seller receivable	1,690,534	1,690,534
Prepaid general and administrative expenses	613,546	553,461		$ 551,641
Prepaid network platform fees	485,309	727,963		545,239
Prepaid warranty and network services	266,454	87,138		348,111
Prepaid site license	145,045	106,250		100,975
Prepaid cost of sales	56,415	52,312		158,555
Maintenance supplies	53,710	12,012		181,495
Other current assets	527,468	333,351
Prepaid taxes				228,953
Total	$ 9,257,111	$ 6,634,303		$ 2,114,969